Pledged Assets And Lease Commitments (Future Minimum Rental Payments) (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Pledged assets	$ 15,300,000,000
Pledged loans	9,400,000,000
Pledged operating lease assets	4,800,000,000
Pledged cash	1,000,000,000
Pledged investment securities	100,000,000
2014	31,600,000
2015	29,500,000
2016	26,800,000
2017	23,100,000
2018	22,400,000
Thereafter	53,200,000
Total	186,600,000
Minimum sublease rentals	63,600,000
Minimum payment recorded again the facility	85,300,000
Due In Next Fiscal Year [Member]
Minimum sublease rentals	$ 13,100,000